Investment Securities (Roll-forward of Credit Loss Component Recognized in Earnings) (Detail) - Corporate Bonds [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Roll-forward of credit loss component recognized in earnings:
Balance at beginning of fiscal year	¥ 3,499	¥ 4,125	¥ 6,691
Additions: Initial credit impairments	555	111	645
Additions: Subsequent credit impairments	51	3	96
Reductions: Securities sold or matured	(2,344)	(740)	(3,307)
Balance at end of fiscal year	¥ 1,761	¥ 3,499	¥ 4,125